INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 2,997,000	$ 227,000
Less accumulated amortization	(54,851)	0
Total intangible assets	2,922,149	227,000
Technology license [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	370,000
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 2,607,000	$ 227,000